Statement of Additional Information Supplement                     216629  7/04

dated July 28, 2004 to Statements of Additional Information of the various Putnam Funds:
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The Trustees have approved amendments to certain fundamental investment restrictions of certain Putnam funds. Subject to approval by the shareholders of the respective funds at shareholder meetings currently expected to be held within the next six months, the following changes will be made to the section "Investment Restrictions" with regard to the funds indicated:

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Putnam Capital Opportunities Fund                Putnam New Value Fund
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Putnam Classic Equity Fund                       Putnam New York Tax Exempt
                                                 Income Fund
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Putnam Global Natural Resources Fund             Putnam Research Fund
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Putnam Growth Opportunities Fund                 Putnam Small Cap Growth Fund
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Putnam International Capital Opportunities Fund  Putnam Small Cap Value Fund
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Putnam International New Opportunities Fund      Putnam Tax Smart Equity Fund
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The text of each fund's investment restriction with respect to senior securities will be replaced by the following:

"The fund may not...[i]ssue any class of securities which is senior to the fund's shares of beneficial interest, except for permitted borrowings."

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PUTNAM INVESTMENTS

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
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
Putnam American Government Income Fund            Putnam International New Opportunities Fund
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Putnam Asset Allocation:  Balanced Portfolio      Putnam Investors Fund
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Putnam Asset Allocation:  Conservative Portfolio  Putnam Massachusetts Tax Exempt Income Fund
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Putnam Asset Allocation:  Growth Portfolio        Putnam Michigan Tax Exempt Income Fund
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Putnam California Tax Exempt Income Fund          Putnam Mid Cap Value Fund
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Putnam Capital Appreciation Fund                  Putnam Minnesota Tax Exempt Income Fund
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Putnam Capital Opportunities Fund                 Putnam Money Market Fund
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Putnam Classic Equity Fund                        Putnam Municipal Income Fund
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Putnam Convertible Income-Growth Trust            Putnam New Opportunities Fund
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Putnam Discovery Growth Fund                      Putnam New York Tax Exempt Income Fund
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Putnam Diversified Income Trust                   Putnam New Value Fund
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Putnam Equity Income Fund                         Putnam Ohio Tax Exempt Income Fund
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Putnam Europe Equity Fund                         Putnam OTC & Emerging Growth Fund
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The George Putnam Fund of Boston                  Putnam Pennsylvania Tax Exempt Income Fund
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Putnam Global Equity Fund                         Putnam Prime Money Market Fund
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Putnam Global Natural Resources Fund              Putnam Research Fund
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The Putnam Fund for Growth and Income             Putnam Small Cap Growth Fund
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Putnam Growth Opportunities Fund                  Putnam Small Cap Value Fund
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Putnam High Yield Advantage Fund                  Putnam Tax Exempt Income Fund
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Putnam High Yield Trust                           Putnam Tax Exempt Money Market Fund
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Putnam Income Fund                                Putnam Tax Smart Equity Fund
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Putnam Intermediate U.S. Government Income Fund   Putnam U.S. Government Income Trust
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Putnam International Capital Opportunities Fund   Putnam Utilities Growth and Income Fund
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Putnam International Equity Fund                  Putnam Vista Fund
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Putnam International Growth and Income Fund       Putnam Voyager Fund
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

The text of each fund's investment restriction with respect to diversification of investments will be replaced by the following:

"The fund may not...[w]ith respect to 75% of its total assets, invest in securities of any issuer if, immediately after such investment, more than 5% of the total assets of the fund (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest or principal by the U.S. government or its agencies or instrumentalities or to securities issued by other investment companies."

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Putnam Arizona Tax Exempt Income Fund        Putnam Health Sciences Trust
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Putnam Florida Tax Exempt Income Fund        Putnam New Jersey Tax Exempt
                                             Income Fund
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Putnam Global Income Trust
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The text of each fund's investment restriction with respect to diversification will be replaced by the following:

"The fund may not...[w]ith respect to 50% of its total assets, invest in securities of any issuer if, immediately after such investment, more than 5% of the total assets of the fund (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest or principal by the U.S. government or its agencies or instrumentalities or to securities issued by other investment companies."

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Putnam Tax-Free High Yield Fund              Putnam Tax-Free Insured Fund
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The text of each fund's investment restriction with respect to diversification will be replaced by the following:

"The fund may not...[w]ith respect to 75% of its total assets, invest in securities of any issuer if, immediately after such investment, more than 5% of the total assets of the fund (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest and principal by the U.S. government or its agencies or instrumentalities or to securities issued by other investment companies, and that insurers of tax-exempt securities are not considered issuers of securities for this purpose.


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
Putnam Arizona Tax Exempt Income Fund                    Putnam International Growth and Income Fund
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Putnam Asset Allocation Fund:  Balanced Portfolio        Putnam International New Opportunities Fund
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Putnam Asset Allocation Fund:  Conservative Portfolio    Putnam Investors Fund
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Putnam Asset Allocation Fund:  Growth Portfolio          Putnam Massachusetts Tax Exempt Income Fund
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Putnam California Tax Exempt Income Fund                 Putnam Michigan Tax Exempt Income Fund
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Putnam Capital Appreciation Fund                         Putnam Minnesota Tax Exempt Income Fund
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Putnam Classic Equity Fund                               Putnam Money Market Fund
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Putnam Convertible Income-Growth Trust                   Putnam Municipal Income Fund
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Putnam Discovery Growth Fund                             Putnam New Jersey Tax Exempt Income Fund
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Putnam Diversified Income Trust                          Putnam New Opportunities Fund
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Putnam Equity Income Fund                                Putnam New Value Fund
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Putnam Europe Equity Fund                                Putnam New York Tax Exempt Income Fund
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Putnam Florida Tax Exempt Income Fund                    Putnam Ohio Tax Exempt Income Fund
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The George Putnam Fund of Boston                         Putnam OTC & Emerging Growth Fund
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Putnam Global Equity Fund                                Putnam Pennsylvania Tax Exempt Income Fund
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Putnam Global Income Trust                               Putnam Research Fund
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Putnam Global Natural Resources Fund                     Putnam Tax Exempt Income Fund
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The Putnam Fund for Growth and Income                    Putnam Tax Exempt Money Market Fund
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Putnam Growth Opportunities Fund                         Putnam Tax-Free High Yield Fund
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Putnam Health Sciences Trust                             Putnam Tax-Free Insured Fund
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Putnam High Yield Advantage Fund                         Putnam Utilities Growth and Income Fund
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Putnam High Yield Trust                                  Putnam Vista Fund
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Putnam Income Fund                                       Putnam Voyager Fund
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Putnam Intermediate U.S. Government Income Fund
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Putnam International Capital Opportunities Fund
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Putnam International Equity Fund
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

The text of each fund's investment restriction with respect to making loans will be replaced by the following:

"The fund may not...[m]ake loans, except by purchase of debt obligations in which the fund may invest consistent with its investment policies
(including without limitation debt obligations issued by other Putnam Funds), by entering into repurchase agreements, or by lending its portfolio securities."


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
Putnam Arizona Tax Exempt Income Fund                    Putnam International Growth and Income Fund
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Putnam Asset Allocation Fund:  Balanced Portfolio        Putnam International New Opportunities Fund
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Putnam Asset Allocation Fund:  Conservative Portfolio    Putnam Investors Fund
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Putnam Asset Allocation Fund:  Growth Portfolio          Putnam Massachusetts Tax Exempt Income Fund
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Putnam California Tax Exempt Income Fund                 Putnam Michigan Tax Exempt Income Fund
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Putnam Capital Appreciation Fund                         Putnam Minnesota Tax Exempt Income Fund
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Putnam Classic Equity Fund                               Putnam Money Market Fund
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Putnam Convertible Income-Growth Trust                   Putnam Municipal Income Fund
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Putnam Discovery Growth Fund                             Putnam New Jersey Tax Exempt Income Fund
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Putnam Diversified Income Trust                          Putnam New Opportunities Fund
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Putnam Equity Income Fund                                Putnam New Value Fund
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Putnam Europe Equity Fund                                Putnam New York Tax Exempt Income Fund
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Putnam Florida Tax Exempt Income Fund                    Putnam Ohio Tax Exempt Income Fund
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The George Putnam Fund of Boston                         Putnam OTC & Emerging Growth Fund
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Putnam Global Equity Fund                                Putnam Pennsylvania Tax Exempt Income Fund
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Putnam Global Income Trust                               Putnam Research Fund
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Putnam Global Natural Resources Fund                     Putnam Tax Exempt Income Fund
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The Putnam Fund for Growth and Income                    Putnam Tax Exempt Money Market Fund
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Putnam Growth Opportunities Fund                         Putnam Tax-Free High Yield Fund
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Putnam Health Sciences Trust                             Putnam Tax-Free Insured Fund
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Putnam High Yield Advantage Fund                         Putnam Utilities Growth and Income Fund
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Putnam High Yield Trust                                  Putnam Vista Fund
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Putnam Income Fund                                       Putnam Voyager Fund
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Putnam Intermediate U.S. Government Income Fund
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Putnam International Capital Opportunities Fund
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Putnam International Equity Fund
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

The text of each fund's investment restriction with respect to borrowing will be replaced by the following:

"The fund may not...[b]orrow money in excess of 33 1/3% of the value of its total assets (not including the amount borrowed) at the time the borrowing is made."

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Putnam U.S. Government Income trust

The fund's investment restriction with respect to options, puts, calls, straddles, spreads or combinations will be eliminated.

The text of the fund's investment restriction with respect to investments in commodities will be replaced by the following:

"The fund may not...[p]urchase or sell commodities or commodity contracts, except that the fund may purchase and sell financial futures contracts and options and may enter into foreign exchange contracts and other financial transactions not involving physical commodities."